Cover	Jan. 26, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 26, 2023
Entity File Number	000-55403
Entity Registrant Name	APPYEA, INC.
Entity Central Index Key	0001568969
Entity Tax Identification Number	46-1496846
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	16 Natan Alterman St
Entity Address, City or Town	Gan Yavne
Entity Address, Country	IL
City Area Code	(800)
Local Phone Number	674-3561
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable